NONVESTED SHARES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	$ 2,518	$ 4,318	$ 2,695
Nonvested shares. | Fulfillment
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	46	9	10
Nonvested shares. | Selling and marketing
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	231	134	117
Nonvested shares. | General and administrative
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	$ 2,241	$ 4,175	$ 2,568